Long-Term Debt - Credit Agreement Narrative (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Letter of Credit [Member] | Other Facilities Not Affiliated With Credit Agreement [Member]
Debt Instrument [Line Items]
Letter of credit	$ 85,120	$ 85,319